Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 06, 2021
Due From Fvndit, Inc.	$ 25,142		$ 25,142	$ 24,498
Chief Executive Officer [Member]
Loan From Related Parties					$ 125,000
Interest Rate					1.00%
Professional Service Payments			0	40,000
Health Insurance Premium Payments	3,413	$ 15,282	15,364	17,344
Technical Services Payments Made By Voicestep	$ 15,364	$ 53,500	$ 53,500	$ 40,000